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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2782

Federated Hermes High Income Bond Fund, Inc.
(formerly, Federated High Income Bond Fund, Inc.)

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: March 31

Date of reporting period: 7/1/2019 through 6/30/2020

Item 1. Proxy Voting Record.

Registrant Name: Federated Hermes High Income Bond Fund, Inc.

Fund Name: Federated Hermes High Income Bond Fund, Inc. (formerly, Federated High Income Bond Fund, Inc.)

Issuer Name	Country	Meeting Date	Meeting Type	Ticker	Security ID	Symbol Type	Proposal Text	Proponent	Mgmt Reco	Vote Cast	Fund Name	Logical Ballot Status
iHeartMedia, Inc.	United States	6/15/2020	Annual	IHRT	45174J509	CUSIP	Elect Gary Barber	Mgmt	For	For	Federated High Income Bond Fund, Inc.	Voted
iHeartMedia, Inc.	United States	6/15/2020	Annual	IHRT	45174J509	CUSIP	Elect Brad Gerstner	Mgmt	For	For	Federated High Income Bond Fund, Inc.	Voted
iHeartMedia, Inc.	United States	6/15/2020	Annual	IHRT	45174J509	CUSIP	Ratification of Auditor	Mgmt	For	For	Federated High Income Bond Fund, Inc.	Voted
iHeartMedia, Inc.	United States	6/15/2020	Annual	IHRT	45174J509	CUSIP	Advisory Vote on Executive Compensation	Mgmt	For	For	Federated High Income Bond Fund, Inc.	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Hermes High Income Bond Fund, Inc.

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 20, 2020